CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Net loss	$ (28,710)	$ (158,427)	$ (74,374)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right-of-use assets	1,449	1,586	1,199
Depreciation of property and equipment	9,858	24,050	15,062
Amortization of intangible assets	1,258	9,132	5,293
Deferred tax benefit			(359)
Share-based compensation	1,030	4,474	6,446
Losses on disposal of property and equipment	3		9,804
Impairment of intangible assets	0	56,094	56
Impairment of goodwill		26,569
Impairment of long-term investments	1,408	2,250
Impairment of cryptocurrency assets	5,245	18,435	38,319
Impairment of property and equipment	0	35,224	22,392
Changes in fair value of derivative instrument	35		(3,696)
Changes in fair value of contingent considerations		(1,247)	(13,936)
Provision for credit losses	4,798		1,113
Loss (gain) from equity method investments	296	(164)	1,184
Net gain on disposal of cryptocurrency assets	(6,214)	(8,360)	(11,392)
Non-cash other operating expense- cyberattack loss		3,100
Gain from relief of liability		(4,426)
Loss (gain) on disposal of subsidiaries and VIEs		(3,340)	6,463
Gain on previously held equity interest			(5,500)
Gain from disposal of long-term investments	(614)
Changes in operating assets and liabilities:
Accounts receivable	(2,591)	(3,802)	1,678
Prepayments and other current assets	1,225	9,807	(2,309)
Amounts due from related party			56
Cryptocurrency assets	(38,040)	(34,178)	(20,075)
Long-term prepayments and other non-current assets	(831)
Deposits	(79)
Operating lease liabilities	(1,572)	(1,870)	(629)
Accounts payable	625	(16,861)	(7,703)
Accrued expenses and other current liabilities	23,295	(17,285)	(2,775)
Accrued payroll and welfare payable	(290)	330	(1,465)
Amounts due to related parties		(4,645)	1,325
Income tax payable	3	(7)	(448)
Net cash used in operating activities	(28,413)	(63,561)	(34,271)
Cash flows from investing activities
Acquisition of property and equipment	(1,428)	(13,782)	(56,599)
Disposal of subsidiaries and VIEs, net of cash received		5,007	(1,394)
Acquisition of long-term investments			(1,000)
Cash paid for short-term investments		(2,360)
Cash received from return of short-term investments	2,360
Cash received (paid) for asset acquisition and business combination, net of cash paid (received)		25	(21,913)
Cash received from return of long-term investments	363	1,424	301
Cash received from disposal of cryptocurrency assets	36,753	34,354	10,841
Cryptocurrencies purchased using fiat currency	(14,237)
Proceeds from disposal of property and equipment	20		5,701
Proceeds from disposal of long-term investments	2,333	177
Cash paid for additional interest acquired for Loto Interactive			(3,378)
Loans provided to a third party		(459)	(7,965)
Net cash (used in) provided by investing activities	26,164	24,386	(75,406)
Cash flows from financing activities
Proceeds from the exercise of share-based awards			2,521
Proceeds from short-term borrowings		6,306	46,739
Repayment of short-term borrowings			(27,732)
Proceeds from issuance of ordinary shares for private placement		23,464	56,139
Net cash provided by financing activities		29,770	77,667
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(48)	(2,825)	1,920
Net decrease in cash, cash equivalents and restricted cash	(2,297)	(12,230)	(30,090)
Cash, cash equivalents and restricted cash at beginning of the year	5,574	17,804	47,894
Cash, cash equivalents and restricted cash at end of the year	3,277	5,574	17,804
Supplemental disclosures of cash flow information:
Income tax paid			0
Interest received	242	150	189
Interest paid		(218)	(336)
Supplemental disclosures of non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	1,587		0
Payment of expense and non-current assets in the form of cryptocurrencies	13,810	6,939	2,295
Proceeds from issuance of ordinary shares for private placement in the form of cryptocurrencies			19,289
Collateral rendered to lender in the form of cryptocurrencies		6,306	18,949
Repayment of third-party borrowings in the form of cryptocurrencies			6,523
Repayment of deposit in the form of cryptocurrencies			6,586
Issuance of ordinary shares in connection with business combination and asset acquisition		3,416	94,828
Deposits received from customers of mining data center in the form of cryptocurrencies		2,192	3,965
Deposits returned to customers of mining data center in the form of cryptocurrencies	71		0
Cryptocurrencies to be distributed for promotion activities on behalf of a third party			3,179
Cryptocurrencies acquired in connection with business combination			73,184
Cryptocurrencies borrowed from a third party			10,222
Cryptocurrencies paid in connection with asset acquisition			1,731
Cryptocurrencies collected from derivative contracts	7,195		0
Cryptocurrencies paid to derivative contracts	8,560		0
Consideration paid to purchase the noncontrolling interest in subsidiary		17,785	0
Property, plant and equipment transferred from long-term prepayment	$ 4,232	$ 10,924	$ 0